Shareholder Fees {- Fidelity® Overseas Fund}	Dec. 30, 2021 USD ($)
10.31 Fidelity Overseas Fund K PRO-07 | Fidelity® Overseas Fund
Shareholder Fees:
(fees paid directly from your investment)	none